Financial Assets and Liabilities - Schedule of Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial assets
Opening ECL Allowance	$ 1,009	$ 9
ECL allowance – Juve Stabia acquisition		292
Amount reclassified to discontinued operations	(929)
Increase in lifetime ECL - charged to profit or loss	3,114	1,740
Write-offs during the year (against ECL)		(1,032)
Total ECL Allowance	$ 3,194	$ 1,009